Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 28, 2019
Entity Registrant Name	dei_EntityRegistrantName	Cook & Bynum Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001459065
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 15, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 15, 2019
Prospectus Date	rr_ProspectusDate	Jul. 15, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
The Cook & Bynum Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Cook & Bynum Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Cook & Bynum Funds Trust
(the “Trust”)

The Cook & Bynum Fund (the “Fund”)

Supplement dated July 15, 2019 to the Prospectus dated January 28, 2019

This supplement serves as notification that, effective immediately, the sentence directly following the bar chart entitled “Annual Returns” in the sub-section entitled “The Cook & Bynum Fund Summary - Performance” in the Fund’s prospectus is deleted and replaced with the following:

During the period shown in the bar chart, the highest return for a quarter was 8.35% (quarter ending September 30, 2010) and the lowest return for a quarter was -10.07% (quarter ending December 31, 2018).

If you have any questions, please call the Fund at 1-877-839-COBY (2629).
Please retain this supplement for future reference.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a quarter was 8.35% (quarter ending September 30, 2010) and the lowest return for a quarter was -10.07% (quarter ending December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.07%)
The Cook & Bynum Fund | The Cook & Bynum Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COBYX